Common Units and Convertible Preferred Units	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Common Units And Convertible Preferred Units [Abstract]
Common Units and Convertible Preferred Units

5. Common Units and Convertible Preferred Units

Upon a liquidation event, in the absence of a conversion of the Class C and Class D Redeemable Preferred Units into Common Units, distributions are to be made in the following order of priority: the cumulative preferred return on the Class D Redeemable Preferred Units; the Class D and Class B-4 Common Units Preference Amount; the cumulative preferred return on the Class C Redeemable Preferred Units; the Class C Units Preference Amount; and, finally, proportionately to the holders of the Common Units (both Class A and B). Holders of the Class B Units will receive distributions only if the per-unit value exceeds the stated distribution hurdle for the Class B Units. If the Preferred Units have converted to Common Units, distributions will be made proportionately to the holders of Common Units with the exception that, for the Class B Units, the per-unit price must exceed the stated distribution hurdle. The Senior Secured Debt Warrant Holder and AT&T are entitled to participate on a pari passu and on an as-exercised basis with respect to the distributions made to any of the holders of the Preferred Units and Common Units irrespective of any preference.

Rights of the Preferred Units

Cumulative Preferred Return — Class C Redeemable Preferred Units and Class D Redeemable Preferred Units are entitled to cumulative preferred return whether or not declared at an annual rate of 8% and 10%, respectively. As of June 30, 2021 and 2020, the Class C Preferred Units had cumulative undeclared preferred returns of $6.0 million and $5.9 million, respectively. As of June 30, 2021 and 2020, the Class D Redeemable Preferred Units had cumulative undeclared preferred returns of $160.0 million and $129.4 million, respectively.

Conversion — Preferred Units are convertible to Class A Common Units at any time at the option of the holder based on a stated conversion ratio. The initial conversion ratio is one Preferred Unit for one Class A Common Unit. The conversion ratio is subject to certain adjustments as defined in NextNav’s Operating Agreement. Preferred Units will automatically convert into Class A Common Units upon (i) in the case of the Class D Redeemable Preferred Units, the affirmative election of the holders of 66 2/3% of the outstanding Class D Redeemable Preferred Units or (ii) in the case of the Class C Redeemable Preferred Units, the affirmative election of the holders of 66 2/3% of the outstanding Class C Redeemable Preferred Units or (iii) a Public Offering (as defined in the Operating Agreement) where gross proceeds are at least $75.0 million.

Voting — The holders of Preferred Units are entitled to the number of votes equal to the number of common units into which the shares of Preferred Units held by each holder are then convertible. In addition, certain actions require the affirmative approval of 66 2/3% of Class C Redeemable Preferred Units and Class D Redeemable Preferred Units (each voting as a separate class), including liquidation or dissolution of NextNav, creation of a senior class of units, payment of preferred return, increasing the authorized number of Common or Preferred Units, or amendment of NextNav’s operating agreement.

Redemption — The Class C Redeemable Preferred Units are redeemable by NextNav, at the request of the majority of the then-outstanding Class C Redeemable Preferred Unit holders, over a three-year period commencing on or after the date upon which no Class D Redeemable Preferred Units are outstanding, at a per unit price of $0.44, plus any accrued and unpaid preferred return, whether or not declared. The Class D Redeemable Preferred Units are redeemable by NextNav, at the request of the holders of 66 2/3% of the then-outstanding Class D Redeemable Preferred Unit holders, over a three-year period commencing on or after September 1, 2021, at a per unit price of $2.13 for units issued in 2012, $2.56 for units issued in 2014, $2.89 for units issued in September 2016, and $5.78 and $11.56 for units issued in December 2019, plus any accrued and unpaid preferred return, whether or not declared.

Given the redemption rights contained within the Class C Redeemable Preferred Units and the Class D Redeemable Preferred Units, NextNav accounts for the outstanding preferred units as temporary equity in the Consolidated Balance Sheets. Class C Redeemable Preferred Units and the Class D Redeemable Preferred Units are initially recorded at fair value, net of transaction costs, at issuance. At each reporting period, the carrying amount is adjusted to equal what the redemption amount would be as if redemption were to occur at the end of the reporting date based on the conditions that exist as of that date. The recorded redemption value of the Preferred Units include accrued but unpaid dividends. At June 30, 2021 and December 31, 2020, the redemption value of the Class C Redeemable Preferred Units was $11.9 million, and the redemption value of the Class D Redeemable Preferred Units were $371.6 million and $357.7 million, respectively.

8. Common Units and Convertible Preferred Units

As of December 31, 2020, NextNav had authorized 300,050,000 units (“Units”). Of the authorized units, 107,950,000 are designated as preferred, of which 13,400,000 are designated as Class C Redeemable Preferred Units and 94,550,000 are designated as Class D Redeemable Preferred Units. The remaining 192,100,000 authorized units are designated as Common Units, of which 128,508,093 are designated as Class A-1 Common Units, 5,199,202 are designated as Class B-1 Common Units, 250,000 are designated as Class B-2 Common Units, 250,000 are designated as Class B-3 Common Units, and 4,500,000 are designated as Class B-4 Common Units. The remainder of the Common Units (53,392,705) may be further designated as separate classes and series of common units by the NextNav board of directors (“the Board”) at its discretion.

Upon a liquidation event, in the absence of a conversion of the preferred units into common units, distributions are to be made in the following order of priority: the cumulative preferred return on the Class D Redeemable Preferred Units; the Class D Units and Class B-4 Common Preference Amount; the cumulative preferred return on the Class C Redeemable Preferred Units; the Class C Units Preference Amount; and, finally, proportionately to the holders of the Common Units (both Class A and B). Holders of the Class B Units will receive distributions only if the per-unit value exceeds the stated distribution hurdle for the Class B Units. If the preferred units have converted to common units, distributions will be made proportionately to the holders of common units with the exception that, for the Class B Units, the per-unit price must exceed the stated distribution hurdle. The Senior Secured Debt Warrant Holder and AT&T are entitled to participate on a pari passu and on an as-exercised basis with respect to the distributions made to any of the holders of the Preferred Units and Common Units irrespective of any preference.

Below is summary information of Class C Redeemable Preferred Units and Class D Redeemable Preferred Units (collectively, Preferred Units) rights.

Cumulative Preferred Return — Class C Redeemable Preferred Units and Class D Redeemable Preferred Units are entitled to cumulative preferred return whether or not declared at an annual rate of 8% and 10%, respectively. As of December 31, 2020 and 2019, the Class C Preferred Units had cumulative undeclared preferred returns of $6.0 million and $5.5 million, respectively. As of December 31, 2020 and 2019, the Class D Redeemable Preferred Units had cumulative undeclared preferred returns of $146.2 million and $113.6 million, respectively.

Conversion — Preferred Units are convertible to Class A Common Units at any time at the option of the holder based on a stated conversion ratio. The initial conversion ratio is one Preferred Unit for one Class A Common Unit. The conversion ratio is subject to certain adjustments as defined in NextNav’s Operating Agreement. Preferred Units will automatically convert into Class A Common Units upon (i) in the case of the Class D Redeemable Preferred Units, the affirmative election of the holders of 66 2/3% of the outstanding Class D Redeemable Preferred Units or (ii) in the case of the Class C Redeemable Preferred Units, the affirmative election of the holders of 66 2/3% of the outstanding Class C Redeemable Preferred Units or (iii) a Public Offering (as defined in the Operating Agreement) where gross proceeds are at least $75 million.

Voting — The holders of Preferred Units are entitled to the number of votes equal to the number of common units into which the shares of Preferred Units held by each holder are then convertible. In addition, certain actions require the affirmative approval of 66 2/3% of Class C Redeemable Preferred Units and Class D Redeemable Preferred Units (each voting as a separate class), including liquidation or dissolution of NextNav, creation of a senior class of units, payment of preferred return, increasing the authorized number of Common or Preferred Units, or amendment of NextNav’s operating agreement.

Redemption — The Class C Redeemable Preferred Units are redeemable by NextNav, at the request of the majority of the then-outstanding Class C Redeemable Preferred Unit holders, over a three-year period commencing on or after the date upon which no Class D Redeemable Preferred Units are outstanding, at a per unit price of $0.44, plus any accrued and unpaid preferred return, whether or not declared. The Class D Redeemable Preferred Units are redeemable by NextNav, at the request of the holders of 66 2/3% of the then-outstanding Class D Redeemable Preferred Unit holders, over a three-year period commencing on or after the later of September 1, 2021 and the date that is 91 days after the earlier of December 27, 2026 and the date upon which the Company’ obligations under the Fortress Financing Agreement are satisfied in full, provided that in either case neither a qualified offering or a capital transaction has occurred prior to such request, at a per unit price of $2.13 for units issued in 2012, $2.56 for units issued in 2014, $2.89 for units issued in September 2016, and $5.78 and $11.56 for units issued in December 2019, plus any accrued and unpaid preferred return, whether or not declared.

NextNav classifies preferred units that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within NextNav’s control, as temporary equity. Given the redemption rights contained within the Class C Redeemable Preferred Units and the Class D Redeemable Preferred Units, NextNav accounts for the outstanding preferred units as temporary equity in the Consolidated Balance Sheets. Class C Redeemable Preferred Units and the Class D Redeemable Preferred Units are initially recorded at fair value, net of transaction costs, at issuance. At each reporting period, the carrying amount is adjusted to equal what the redemption amount would be as if redemption were to occur at the reporting date. The recorded redemption values ($11.9 million and $11.4 million at December 31, 2020 and December 31, 2019, respectively for Class C Redeemable Preferred Units and $357.7 million and $325.2 million at December 31, 2020 and December 31, 2019, respectively for Class D Redeemable Preferred Units) include accrued but undeclared dividends.